Business segments (Assets by Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 2,168,869	$ 1,892,980
Operating Segments [Member]
Segment Reporting Information [Line Items]
Assets	2,168,869	1,892,980	1,607,315
Operating Segments [Member] | Drilling & Subsea [Member]
Segment Reporting Information [Line Items]
Assets	1,655,355	1,413,944	1,193,128
Operating Segments [Member] | Production & Infrastructure [Member]
Segment Reporting Information [Line Items]
Assets	468,520	435,496	388,570
Operating Segments [Member] | Corporate [Member]
Segment Reporting Information [Line Items]
Assets	$ 44,994	$ 43,540	$ 25,617